UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Asset Management LP
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           405 Park Avenue, 6th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   028-14843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                2/14/13
       ------------------------   ------------------------------  ---------









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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $348,903
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AECOM TECHNOLOGY CORP DELAWA  COM            00766T100    9,329   391,962 SH          SOLE               391,962
AERCAP HOLDINGS NV            SHS            N00985106   10,560   769,683 SH          SOLE               769,683
AETNA INC NEW                 COM            00817Y108   11,608   250,706 SH          SOLE               250,706
AFLAC INC                     COM            001055102   10,710   201,621 SH          SOLE               201,621
AMERIPRISE FINL INC           COM            03076C106   11,293   180,320 SH          SOLE               180,320
ASSURANT INC                  COM            04621X108    9,129   263,082 SH          SOLE               263,082
AVIS BUDGET GROUP             COM            053774105   12,293   620,216 SH          SOLE               620,216
CELANESE CORP DEL             COM SER A      150870103   10,639   238,908 SH          SOLE               238,908
COMCAST CORP NEW              CL A           20030N101   11,003   294,367 SH          SOLE               294,367
CORNING INC                   COM            219350105    6,658   527,602 SH          SOLE               527,602
CVS CAREMARK CORPORATION      COM            126650100   11,712   242,236 SH          SOLE               242,236
DELL INC                      COM            24702R101    6,509   642,558 SH          SOLE               642,558
DIRECTV                       COM            25490A309   10,969   218,678 SH          SOLE               218,678
EATON CORP PLC                SHS            G29183103   11,229   207,177 SH          SOLE               207,177
EOG RES INC                   COM            26875P101   11,474    94,992 SH          SOLE                94,992
FIFTH & PAC COS INC           COM            316645100   11,511   924,563 SH          SOLE               924,563
FLOWSERVE CORP                COM            34354P105   12,375    84,295 SH          SOLE                84,295
GOODYEAR TIRE & RUBR CO       COM            382550101    9,706   702,817 SH          SOLE               702,817
JARDEN CORP                   COM            471109108   11,698   226,264 SH          SOLE               226,264
JOHNSON CTLS INC              COM            478366107    8,134   264,946 SH          SOLE               264,946
LENDER PROCESSING SVCS INC    COM            52602E102    9,442   383,522 SH          SOLE               383,522
LEXMARK INTL NEW              CL A           529771107    7,365   317,592 SH          SOLE               317,592
LIBERTY INTERACTIVE CORP      INT COM SER A  53071M104   12,286   624,297 SH          SOLE               624,297
NEWELL RUBBERMAID INC         COM            651229106   11,868   532,904 SH          SOLE               532,904
OWENS ILL INC                 COM NEW        690768403    7,676   360,882 SH          SOLE               360,882
PENNEY J C INC                COM            708160106    5,780   293,233 SH          SOLE               293,233
RAYTHEON CO                   COM NEW        755111507   11,422   198,436 SH          SOLE               198,436
SUNCOR ENERGY INC NEW         COM            867224107   10,140   307,460 SH          SOLE               307,460
TE CONNECTIVITY LTD           REG SHS        H84989104   10,802   290,990 SH          SOLE               290,990
THERMO FISHER SCIENTIFIC INC  COM            883556102   10,986   172,254 SH          SOLE               172,254
WELLPOINT INC                 COM            94973V107    9,259   151,988 SH          SOLE               151,988
WESTERN DIGITAL CORP          COM            958102105   12,011   282,687 SH          SOLE               282,687
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105    8,716   259,941 SH          SOLE               259,941
WYNDHAM WORLDWIDE CORP        COM            98310W108   12,611   236,999 SH          SOLE               236,999

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